                       Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010

Via Electronic Filing

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:  Metropolitan Life Separate Account UL
     Registration No. 33-91226

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

(1) The May 1, 2004 forms of the Prospectus and Statement of Additional Information, each dated May 1, 2004 that would have been filed pursuant to 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Registration Statement for Separate Account UL ("Post-Effective Amendment No. 11"); and

(2) Post-Effective Amendment No. 11 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2004.

Very truly yours,
METROPOLITAN LIFE INSURANCE COMPANY (as Depositor of the Registrant)


By: /s/Christopher P. Nicholas
Christopher P. Nicholas
Associate General Counsel

May 7, 2004